UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21533

Salomon Brothers Inflation Management Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end: October 31
Date of reporting period: October 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Letter from the Chairman
Dear Shareholder,

The U.S. bond markets generated positive returns over the five-month period ended October 31, 2004. Although prices declined early in the period, they stabilized over recent months. The pullback in bond prices, which tend to move opposite anticipated interest rate movements, was triggered by heightened concern about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank (“Fed”) would begin to push key short-term rates higher. Rising interest rates may act as a brake on robust economic growth, helping to maintain a balance between steady growth and the inflation that generally may accompany it.

For the first time in four years, the Federal Reserve Board (“Fed”)[i] raised short-term interest rates during the period. The Fed raised its target for the closely watched federal funds rateii by 0.25% on several occasions, increasing it from a four-decade low of 1.00% in June to 1.75% in September, and then again to 2.00% on November 10, which is after the fund’s current reporting period ended.

As the U.S. bond market stabilized, sovereign debt markets regained ground lost during the spring. Emerging markets continued to perform well through the remainder of the period as investors refocused their attention on favorable country fundamentals and strength in commodity prices, such as metals, agriculture and oil.

R. Jay Gerken, CFA Chairman and Chief Executive Officer

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions have affected fund performance.

Information About Your Fund

As you may be aware several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman and Chief Executive Officer
December 6, 2004

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Manager Overview

Market Overview

Over the last five months of the annual period ending October 31, 2004, U.S Treasury Inflation Protected Securities (“U.S. TIPS’), as represented by the Lehman Brothers U.S. TIPS Index,iii performed positively, outperforming U.S. Treasury securities, as represented by the Lehman Brothers Treasury Index.iv Early in the period, bonds moved sharply higher on the heels of strong payroll gains and fears of rising inflation, which followed the same pattern as April and May. The debate over the pace and extent of the Fed tightening in 2004-2005 continued to dominate investors’ thoughts, especially after the Fed altered its policy language at its May FOMC meeting to “a pace that is likely to be measured.” Despite significant softening of many economic indicators, the Fed finally raised its federal funds rate target to 1.25% in June off stronger employment numbers. The Fed raised its federal funds target rate by an additional quarter-of-a-percentage point at each subsequent meeting in July, August, and September, bringing the target rate to 1.75% at the end of the reporting cycle for the fund.

Soaring oil prices and expected resultant dampening on global economic growth dominated market direction for most of September as nominal 10-year Treasury yields fell temporarily below 4%. Treasuries gave back those gains the final days of September, though the nominal Treasury yield curve still flattened substantially with nominal 2-year yields rising nearly 20 basis points and long yields unchanged for the month.

Even though the core CPIv inflation rate has been well-behaved in recent months, posting only a 0.1% increase in each month since June, overall core CPI inflation through the first eight months of the year accelerated to 2.2% from 1.1% at the end of 2003. Energy prices also surged thus far in 2004. As a result, overall CPI is rising at a 3.7% pace through the first eight months of the year, and will be closely monitored by the Fed over the months ahead.

U.S. asset-backed securities (“ABS”) issuance continued at a torrid pace for the period, totaling $352.5 billion, which brings the year-to-date totals to $594.4 billion or approximately 113% of the total ABS issuance for 2003.vi The ABS market continued to be active during the period, as technicals remained strong throughout the quarter and deals were easily absorbed. The large flow of the home equity sector continued to soften spreads on less liquid issuers and deals backed by weaker collateral. Secondary market activity was light, with trading mostly focused on taking profits in selling shorter assets and moving further out on the yield curve. The Asset-Backed sector of the Lehman Brothers Aggregate Bond Indexvii returned 2.76% for the period.

Emerging markets debt performed positively through the five months ended October 31, 2004, returning 13.45% as represented by the JPMorgan Emerging Markets Bond Index Plusviii (“EMBI+”). Sovereign debt markets sold off in April and May but rallied over the next few months, performing strongly through the end of the period. Good country fundamentals, commodity price strength and the absence of U.S. Treasury market volatility supported returns.

Performance Review

Since its inception on May 25, 2004, the Salomon Brothers Inflation Management Fund returned -5.70%, based on its New York Stock Exchange (“NYSE”) market price and 4.97% based on its net asset value (“NAV”) ix per share. In comparison, the fund’s unmanaged benchmark, the Lehman Brothers US TIPS Index, returned 4.92% for the period ended October 31, 2004. Its Lipper general U.S.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

government closed-end funds category averagex was 4.93% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

Since its inception, the fund distributed dividends to shareholders totaling $0.2625 per share. The performance table shows the fund’s 30-day SEC yield as well as its total return since inception based on its NAV and market price for the period ended October 31, 2004. Past performance is no guarantee of future results. The fund’s yields will vary.

	FUND PERFORMANCE
	AS OF OCTOBER 31, 2004
		Total Return
	30-Day	Since Inception
Price Per Share	SEC Yield	on 5/25/04

$ 19.74 (NAV)	2.75%	4.97%†

$ 18.60 (NYSE)	2.92%	-5.70%†

All figures represent past performance and are not a guarantee of future results. The fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund’s expenses for the period.

†Total return is not annualized, as it may not be representative of the total return for the year.

Factors Influencing Fund Performance

Throughout the five months ended October 31, 2004, U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.92%, outperforming nominal Treasury securities, as represented by the Lehman Brothers Treasury Index, which returned 4.67% . The Salomon Brothers Inflation Management Fund, as measured by its NAV, returned 4.97% for the period ended October 31, 2004, outperforming its benchmark, the Lehman Brothers U.S. TIPS Index. For most of the period, overall duration was kept shorter than that of the benchmark. (Duration is a measure of a portfolio’s price sensitivity to interest rate movements. A shorter duration helps cushion price declines in the event of rising rates.) The defensive positioning of the portfolio’s interest rate sensitivity marginally detracted from overall performance, as real Treasury yields decreased during the reporting period. During the period, we invested fund assets primarily in inflation-protected securities, specifically U.S. TIPS and certain other fixed income securities that the manager believes will provide protection against inflation, such as asset backed and floating rate securities, and, to a lesser extent, in emerging markets debt securities, which supported overall outperformance, relative to its index.

As of the end of the reporting period, we remain short duration relative to our benchmark. We plan to maintain our current portfolio allocations in an effort to provide diversification and achieve greater total return. We also plan to maintain our tactical short-duration posture as a defensive measure as we anticipate the short-end of the yield curve to rise, at which time we would likely move to a more neutral position relative to our benchmark’s duration.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Looking for Additional Information?

The fund is traded under the symbol “IMF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XIMFX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial websites as well as www.sbam.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund’s current NAV, market price, and other information.

Thank you for your investment in the Salomon Brothers Inflation Management Fund. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the fund’s investment goals.

Sincerely,

David Torchia Portfolio Manager December 6, 2004

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the fund is subject to certain risks of overseas investing, not associated with domestic investing, including currency fluctuations, changes in political and economic conditions, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. If interest rates rise, but the rate of inflation does not, the fund’s performance will be adversely affected. The fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the fund’s losses from events affecting a particular issuer. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii	The Lehman Brothers US TIPS Index is an unmanaged measure of debentures with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index, which measures the average change in U.S. consumer prices over time in a fixed market basket of goods and services determined by the U.S. Bureau of Labor Statistics.

iv	The Lehman Brothers Treasury Index is a measure of the public obligations of the U.S. Treasury.

[v]	The Consumer Price Index measures the average change in U.S. consumer prices over time in a fixed market basket of goods and services determined by the U.S. Bureau of Labor Statistics.

vi	Source: Bloomberg

vii	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

viii	The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets.

ix	NAV is calculated by subtracting total liabilities from the closing value of all securities held by the fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the fund has invested. However, the price at which an investor may buy or sell shares of the fund is at the fund’s market price as determined by supply of and demand for the fund’s shares.

[x]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period from May 31, 2004 through October 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 6 funds in the fund’s Lipper category, and excluding sales charges.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Fund at a Glance (unaudited)

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Schedule of Investments
October 31, 2004

Face
Amount	Security	Value

U.S. Government Obligations & Agencies — 76.1%
$4,800,527	Freddie Mac, Gold, 8.500% due 9/1/24	$5,322,306
	Government National Mortgage Association (GNMA):
5,367,756	Series 2003-6, Class PI, 5.500% due 9/20/28 (PAC I/O)	564,732
6,883,651	Series 2003-8, Class JI, 5.500% due 2/16/26 (PAC I/O)	467,787
6,181,412	Series 2003-77, Class TI, 6.000% due 11/16/28 (PAC I/O)	332,328
	United States Treasury Inflation Indexed Notes and Bonds:
40,441,450	3.875% due 1/15/09	45,896,314
56,405,800	2.000% due 1/15/14 (a)	58,488,020
2,010,620	2.000% due 7/15/14	2,080,678
30,159,300	2.375% due 1/15/25	31,558,903

	Total U.S. Government Obligations & Agencies (Cost — $140,227,343)	144,711,068

Sovereign Bonds — 18.1%
Argentina — 0.3%
925,000	Republic of Argentina, Discount Bond, Series L-GL, 2.438% due 3/31/23 (b)(c) .	504,125

Brazil — 4.6%
	Federal Republic of Brazil:
1,625,000	12.250% due 3/6/30	2,010,531
3,540,000	11.000% due 8/17/40	3,990,465
1,548,641	C Bond, 8.000% due 4/15/14	1,539,446
1,323,540	DCB, Series L, 3.125% due 4/15/12 (b)	1,216,416

		8,756,858

Bulgaria — 0.1%
225,000	Republic of Bulgaria, 8.250% due 1/15/15 (d)	282,094

Colombia — 0.9%
	Republic of Colombia:
675,000	10.750% due 1/15/13	784,012
775,000	11.750% due 2/25/20	949,375
50,000	8.125% due 5/21/24	45,750

		1,779,137

Ecuador — 0.8%
	Republic of Ecuador:
1,250,000	12.000% due 11/15/12 (d)	1,256,250
215,000	8.000% due 8/15/30 (b) (d)	182,535

		1,438,785

El Salvador — 0.0%
75,000	Republic of El Salvador, 7.750% due 1/24/23 (d)	81,000

	See Notes to Financial Statements.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Schedule of Investments (continued)
October 31, 2004
Face
Amount	Security	Value

Germany — 0.2%
$250,000	Aries Vermoegensverwaltungs GmbH, Russian Federation
	Credit-Linked Notes, Series C, 9.600% due 10/25/14 (d)	$293,125

Malaysia — 0.1%
100,000	Petronas Capital Ltd., 7.000% due 5/22/12 (d)	115,516

Mexico — 3.2%
	United Mexican States:
2,050,000	6.625% due 3/3/15	2,202,212
50,000	11.375% due 9/15/16	74,562
	Medium-Term Notes,
50,000	6.375% due 1/16/13	53,275
	Series A:
3,075,000	5.875% due 1/15/14	3,151,106
550,000	7.500% due 4/8/33	587,675

		6,068,830

Panama — 0.3%
	Republic of Panama:
130,000	8.875% due 9/30/27	136,500
166,662	IRB, 2.750% due 7/17/14 (b)	159,996
286,358	PDI, 2.750% due 7/17/16 (b)	263,449

		559,945

Peru — 0.8%
1,750,000	Republic of Peru, FLIRB, 4.500% due 3/7/17 (b)	1,572,813

The Philippines — 0.9%
	Republic of the Philippines:
775,000	9.375% due 1/18/17	802,590
850,000	10.625% due 3/16/25	891,140

		1,693,730

Russia — 3.9%
	Russian Federation:
1,000,000	8.250% due 3/31/10 (d)	1,110,000
125,000	11.000% due 7/24/18 (d)	170,469
1,075,000	12.750% due 6/24/28 (d)	1,711,938
4,475,000	5.000% due 3/31/30 (b)(d)	4,481,992

		7,474,399

South Africa — 0.2%
	Republic of South Africa:
75,000	9.125% due 5/19/09	89,625
300,000	6.500% due 6/2/14	327,000

		416,625

	See Notes to Financial Statements.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Schedule of Investments (continued)
October 31, 2004

Face
Amount	Security	Value

Turkey — 0.9%
	Republic of Turkey:
$675,000	12.375% due 6/15/09	$840,375
50,000	11.750% due 6/15/10	62,250
150,000	11.000% due 1/14/13	185,625
500,000	9.500% due 1/15/14	576,250
25,000	11.875% due 1/15/30	34,406

		1,698,906

Venezuela — 1.0%
	Republic of Venezuela:
600,000	10.750% due 9/19/13	696,300
475,000	9.250% due 9/15/27	486,638
650,000	9.375% due 1/13/34	667,875

		1,850,813

	Total Sovereign Bonds (Cost — $32,762,167)	34,586,701

Asset-Backed Securities — 14.9%
1,000,000	Ace Securities Corp., Series 2004-OP1, Class M3, 3.183% due 4/25/34 (b)	1,002,572
	Aegis Asset-Backed Securities Trust:
500,000	Series 2004-5N, 5.000% due 12/25/34 (d)	500,000
500,000	Series 2004-5, Class M2, 3.171% due 12/25/34 (b)	500,000
500,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5,
	3.060% due 11/25/34 (b)	500,000
665,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4,
	2.983% due 10/25/34 (b)	662,298
812,487	AQ Finance Net Interest Margin Trust, Series 2004-RN5, Class A,
	5.193% due 6/25/34 (d)	812,745
	Argent Net Interest Margin Trust:
392,903	Series 2004-WNA, Class A, 4.700% due 7/25/34 (d)	392,634
400,000	Series 2004-WN10, Class B, 7.385% due 11/25/34 (d)	400,000
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2,
	3.383% due 1/25/34 (b)	753,030
1,656,557	Asset-Backed Funding Corp. Net Interest Margin Trust, Series 2004-OPT4,
	Class N1, 4.450% due 5/26/34 (d)	1,655,016
	Bear Stearns Asset-Backed Securities, Net Interest Margin Notes, Class A1:
485,122	Series 2004-FR1N, 5.000% due 5/25/34 (d)	484,113
412,941	Series 2004-HE6N, 5.250% due 8/25/34 (d)	412,504
1,401,551	Series 2004-HE8N, 5.000%, due 9/25/34 (d)	1,401,551

See Notes to Financial Statements.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Schedule of Investments (continued)
October 31, 2004

Face
Amount	Security	Value

Asset-Backed Securities — 14.9% (continued)
	Countrywide Asset-Backed Certificates:
$438,147	Series 2001-3, Class B1, 3.183% due 1/25/32 (b)	$439,108
1,250,000	Series 2004-BC4, Class M2, 2.809% due 10/25/34 (b)	1,250,000
500,000	Series 2004-11N, Class N, 5.250% due 4/25/36 (d)	499,733
	Class N1:
2,867,467	Series 2004-2N, 5.000% due 2/25/35 (d)	2,861,400
624,196	Series 2004-5N, 5.500%, due 10/25/35 (d)	625,669
200,000	CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2,
	3.1325% due 11/25/31 (b)	200,768
768,919	Finance America Net Interest Margin Trust, Series 2004-1, Class A,
	5.250% due 6/27/34 (d)	768,660
1,251,199	First Consumers Master Trust, Series 2001-A, Class A,
	2.180% due 9/15/08 (b)	1,217,782
500,000	First Franklin Net Interest Margin Trust, Series 2004-FF10, Class N2,
	6.000% due 11/25/34 (d)	490,541
500,000	Long Beach Mortgage Loan Trust, Series 2004-6, Class M2,
	3.083% due 11/25/34 (b)	500,000
1,500,000	Master Asset-Backed Securities Trust, Series 2004-OPT2, Class M4,
	2.890% due 9/25/34 (b)	1,500,756
1,000,000	Merit Securities Corp., Series 11PA, Class B2, 3.45875% due 9/28/32 (b)(d)	965,938
	Morgan Stanley ABS Capital I:
1,000,000	Series 2004-HE4, Class M2, 3.233% due 5/25/34 (b)	1,000,576
500,000	Series 2004-NC8, Class M4, 2.933% due 9/25/34 (b)	500,000
1,000,000	Novastar Home Equity Loan, Series 2004-2, Class M5,
	3.433% due 9/25/34 (b)	1,005,389
724,382	Novastar Net Interest Margin Trust, Series 2004-N2,
	4.458% due 6/26/34 (d)	722,102
500,000	Park Place Securities Inc., Series 2004-WWF1, Class M4,
	3.110% due 1/25/35 (b)	500,000
500,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2,
	3.109% due 11/25/34 (b)	500,000
	Sail Net Interest Margin Notes:
	Class A:
901,919	Series 2004-5A, 4.500% due 6/27/34 (d)	900,510
438,392	Series 2004-8A, 5.000% due 9/27/34 (d)	438,587
491,209	Series 2004-AA, Class B, 7.500% due 10/27/34 (d)	479,542
	Sharp SP I LLC Net Interest Margin Trust:
563,232	Series 2004-HS1N, 5.920% due 2/25/34 (d)	563,232
1,036,946	Series 2004-OP1N, Class NA, 5.190% due 4/25/34 (d)	1,036,373

	Total Asset-Backed Securities (Cost — $28,372,661)	28,443,129

	See Notes to Financial Statements.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Schedule of Investments (continued)
October 31, 2004

Face
Amount	Security	Value

Commercial Mortgage-Backed Securities (b)(d) — 0.3%
$500,000	GS Mortgage Securities Corp. II, Series 2002-FL5A, Class D,
	2.870% due 6/16/14 (Cost — $500,452)	$502,124

Loan Participation (b)(e) — 0.3%
557,500	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09
	(JPMorgan Chase & Co.) (Cost — $550,336)	549,138

Repurchase Agreement — 1.0%
1,940,000	UBS Securities LLC dated 10/29/04, 1.840% due 11/1/04; Proceeds at
	maturity — $1,940,297; (Fully collateralized by various U.S. Government
	agency obligations, 0.000% to 8.875% due 12/7/04 to 8/6/38;
	Market value — $1,978,804) (Cost — $1,940,000)	1,940,000

	Total Investments — 110.8% (Cost — $204,352,959*)	210,732,160
	Liabilities in Excess of Other Assets (10.8)%	(20,616,864)

	Total Net Assets — 100.0%	$190,115,296

(a)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.

(b)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(c)	Security is currently in default.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Participation interests were acquired through the financial institutions indicated parenthetically.

*	Aggregate cost for Federal income tax purposes is $204,748,330.

Abbreviations used in this schedule:

C Bond	— Capitalization Bond.
DCB	— Debt Conversion Bond.
FLIRB	— Front Loaded Interest Reduction Bond.
IRB	— Interest Reduction Bond.
PAC I/O	— Planned Amortization Class — Interest Only.
PDI	— Past Due Interest.

See Notes to Financial Statements.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Statement of Assets and Liabilities October 31, 2004
ASSETS:
Investments, at value (Cost — $204,352,959)	$210,732,160
Interest receivable	1,718,862
Receivable for securities sold	108,567

Total Assets	212,559,589

LIABILITIES:
Payable for open reverse repurchase agreements (Notes 1 and 3)	19,139,143
Payable for securities purchased	2,000,278
Payable to custodian	845,006
Offering costs payable	190,845
Management fee payable	99,951
Interest payable (Note 3)	7,750
Accrued expenses	161,320

Total Liabilities	22,444,293

Total Net Assets	$190,115,296

NET ASSETS:
Common stock ($0.001 par value, 100,000,000 shares authorized;
9,632,505 shares outstanding)	$9,633
Capital paid in excess of par value	183,589,137
Undistributed net investment income	310,265
Accumulated net realized loss on investment transactions	(172,940)
Net unrealized appreciation of investments	6,379,201

Total Net Assets	$190,115,296

Net Asset Value, per share ($190,115,296 - 9,632,505 shares outstanding)	$19.74

See Notes to Financial Statements.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Statement of Operations
For the Period Ended October 31, 2004†

INVESTMENT INCOME:
Interest	$3,482,680

EXPENSES:
Management fee (Note 2)	486,915
Audit and tax services	57,480
Shareholder communications	46,224
Legal	40,984
Directors’ fees	32,660
Custody	14,563
Registration fees	12,745
Interest expense (Notes 1 and 3)	9,351
Shareholder servicing fees	7,545
Insurance	998
Other	4,007

Total Expenses	713,472

Net Investment Income	2,769,208

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 and 3):
Net Realized Loss from Investment Transactions	(105,736)
Net Increase in Unrealized Appreciation on Investments	6,379,201

Net Gain on Investments	6,273,465

Increase in Net Assets From Operations	$9,042,673

† For the period May 25, 2004 (commencement of operations) to October 31, 2004.

See Notes to Financial Statements.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Statements of Changes in Net Assets For the Period Ended October 31, 2004†
OPERATIONS:
Net investment income	$2,769,208
Net realized loss	(105,736)
Net increase in unrealized appreciation	6,379,201

Increase in Net Assets From Operations	9,042,673

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income	(2,526,147)

Decrease in Net Assets From Dividends to Shareholders	(2,526,147)

FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares (9,600,000 shares issued, net of $384,000 offering costs)	182,976,000
Net proceeds from shares issued on reinvestment of dividends (27,258 shares issued)	522,770

Increase in Net Assets From Fund Share Transactions	183,498,770

Increase in Net Assets	190,015,296

NET ASSETS:
Beginning of period	100,000

End of period*	$190,115,296

* Includes undistributed net investment income of:	$310,265

† For the period May 25, 2004 (commencement of operations) to October 31, 2004.

See Notes to Financial Statements.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Statement of Cash Flows For the Period Ended October 31, 2004†
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest received	$1,239,767
Operating expenses paid	(442,850)
Net purchase of short-term investments	(1,940,000)
Purchases of long-term investments	(242,590,367)
Proceeds from disposition of long-term investments	42,487,434
Interest paid	(1,601)

Net Cash Used By Operating Activities	(201,247,617)

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(2,526,147)
Proceeds from sale of shares (gross of $384,000 offering costs)	183,360,000
Net proceeds from reverse repurchase agreements	19,139,143
Proceeds from shares issued on reinvestment of dividends	522,770
Offering costs paid	(193,155)
Net proceeds from bank overdraft	845,006

Net Cash Flows Provided By Financing Activities	201,147,617

Net Decrease in Cash	(100,000)
Cash, Beginning of period	100,000

Cash, End of period	$0

RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH
FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$9,042,673

Accretion of discount on investments	(113,551)
Amortization of premium on investments	435,236
Increase in investments, at value	(211,053,845)
Increase in interest receivable	(1,718,862)
Increase in receivable for securities sold	(108,567)
Increase in payable for securities purchased	2,000,278
Increase in interest payable	7,750
Increase in accrued expenses	261,271

Total Adjustments	(210,290,290)

Net Cash Flows Used By Operating Activities	$(201,247,617)

† For the period May 25, 2004 (commencement of operations) to October 31, 2004.

See Notes to Financial Statements.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Financial Highlights

Data for a share of common stock outstanding throughout the period ended October 31, unless otherwise noted:

	2004 (1)(2)

Net Asset Value, Beginning of Period	$19.06	*

Income (Loss) From Operations:
Net investment income	0.29
Net realized and unrealized gain	0.65

Total Income From Operations	0.94

Less Dividends From:
Net investment income	(0.26)

Total Dividends	(0.26)

Increase in Net Asset Value Due to Shares Issued
on Reinvestment of Dividends	(0.00	)#

Net Asset Value, End of Period	$19.74

Market Value, End of Period	$18.60

Total Return, Based on Market Price(3)	(5.70	)%‡
Total Return, Based on Net Asset Value	4.97	%‡
Ratios to Average Net Assets:
Total expenses, including interest expense	0.89	%†
Total expenses, excluding interest expense (operating expenses)	0.87	%†
Net investment income	3.44	%†
Supplemental Data:
Net Assets, End of Period (000s)	$190,115
Portfolio Turnover Rate	23%

(1)	For the period May 25, 2004 (commencement of operations) to October 31, 2004.

(2)	Per share amounts have been calculated using the monthly average share method.

(3)	For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.

*	Initial public offering price of $20.00 per share less offering costs and sales load totaling $0.94 per share.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

#	Amount represents less than $0.01 per share.

†	Annualized.

See Notes to Financial Statements.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Notes to Financial Statements

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Inflation Management Fund Inc. (“Fund”) was incorporated in Maryland on March 16, 2004 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek total return. As a secondary objective, the Fund seeks high current income.

The following is a summary of significant accounting policies consistently followed by the Fund are in conformity with U.S. generally accepted accounting principle (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in economic environment, financial markets and any other parameter used in determining these estimates could cause actual results to differ.

(a) INVESTMENT VALUATION. In valuing the Fund’s assets, all securities, futures and options for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked price if there was no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates value, unless the Board of Directors determines that such valuation does not constitute fair value.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and the counterparty subsequently

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Notes to Financial Statements (continued)

monitors the account to ensure that equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities purchased with the proceeds from the reverse repurchase agreements may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

(d) FUTURES CONTRACTS. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(e) FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(f) LOAN PARTICIPATIONS. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Notes to Financial Statements (continued)

(g) CREDIT, EXCHANGE RATE AND MARKET RISK. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(i) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on the trade date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments sold.

(j) FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the date of valuation. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which is due to changes in the foreign exchange rate from that which is due to changes in market prices of the securities.

(k) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. The Fund distributes dividends monthly and capital gains, if any, at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.

(l) FEDERAL AND OTHER TAXES. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividend and capital gains.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Notes to Financial Statements (continued)

(m) RECLASSIFICATIONS. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $67,204 has been reclassified between undistributed net investment income and accumulated loss as a result of paydown reclasses and the sale of premium adjusted bonds. This reclassification has no effect on net assets or net asset value per share.

Note 2. Management and Advisory Fees and Other Transactions

The Fund entered into an investment advisory and administration agreement with Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc.(“Citigroup”). SBAM provides all management, advisory and administration services for the Fund.

The Fund currently pays SBAM a monthly fee at an annual rate of 0.60% of the Fund’s average daily net assets plus any borrowings for its services.

At October 31, 2004, Citigroup Financial Products Inc., another indirectly, wholly-owned subsidiary of Citigroup, held 5,246.59 shares of the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of SBAM and do not receive compensation from the Fund.

Note 3. Portfolio Activity

For the period ended October 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$244,590,645

Sales	$42,568,914

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Notes to Financial Statements (continued)

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,365,396
Gross unrealized depreciation	(1,381,566)

Net unrealized appreciation	$5,983,830

At October 31, 2004, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$11,911,483	Reverse Repurchase Agreement with Greenwich Capital Markets Inc.,
	dated 10/20/04 bearing 1.750% to be repurchased at $12,122,829
	on 10/21/05, collateralized by: $11,200,000 United States Treasury
	Inflation Indexed Notes and Bonds, 2.000% due 1/15/14;
	Market value $11,613,448	$11,911,483
6,160,339	Reverse Repurchase Agreement with Greenwich Capital Markets Inc.,
	dated 10/28/04 bearing 1.790% to be repurchased at $6,272,141
	on 10/28/05, collateralized by: $5,800,000 United States Treasury
	Inflation Indexed Notes and Bonds, 2.000% due 1/15/14;
	Market value $6,014,107	6,160,339
1,067,321	Reverse Repurchase Agreement with Greenwich Capital Markets Inc.,
	dated 10/29/04 bearing 1.750% to be repurchased at $1,067,684
	on 11/05/04, collateralized by: $1,000,000 United States Treasury
	Inflation Indexed Notes and Bonds, 2.000% due 1/15/14;
	Market value $1,036,915	1,067,321

	Total Reverse Repurchase Agreements
	(Cost — $19,139,143)	$19,139,143

Transactions in reverse repurchase agreements for the Fund during the period ended October 31, 2004 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding

$1,213,944	1.76%	$19,139,143

Interest rates on reverse repurchase agreements ranged from 1.75% to 1.79% during the period ended October 31, 2004. Interest expense paid on reverse repurchase agreements totaled $1,601.

At October 31, 2004, the Fund held loan participations with a total cost of $550,336 and a total market value of $549,138.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Notes to Financial Statements (continued)

Note 4. Dividends Subsequent to October 31, 2004

On July 29, 2004, the Board of Directors (“Board”) of the Fund declared a dividend from net investment income in the amount of $0.0875 per share payable on November 26, 2004 to shareholders of record on November 16, 2004.

In addition, on October 22, 2004, the Fund’s Board declared four dividends, three in the amount of $0.0875 per share, payable on December 17, 2004, January 28, 2005 and February 25, 2005 to shareholders of record on December 7, 2004, January 19, 2005 and February 15, 2005, respectively.

The Fund also declared a special dividend from net investment income in the amount of $0.0610 per share payable on December 17, 2004 to shareholders of record on December 7, 2004.

Finally, the Fund declared an additional special dividend from net investment income in the amount of $0.070 per share payable December 30, 2004 to shareholders of record on December 23, 2004.

Note 5. Income Tax Information & Distributions to Shareholders

The tax character of distributions paid during the period ended October 31, was as follows:

	2004

Ordinary income	$2,526,147

As of October 31, 2004, the components of accumulated earnings on a tax basis were as follows:
Undistributed ordinary income — net	$0 698,189
Capital loss carryforward	(172,688	)*
Other books/tax temporary differences	7,195	**
Unrealized appreciation	5,983,830	***

Total accumulated earnings	$6,516,526

*	On October 31, 2004, the Fund had a net capital loss carryforward of approximately $172,688 which expires on October 31, 2012. This amount will be available to offset like amounts of any future taxable gains.

**	Other book/tax temporary differences are attributable primarily to book/tax differences in passive foreign investment company income.

***	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book & tax amortization methods for premiums on fixed income securities.

Note 6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom were former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Notes to Financial Statements (continued)

administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Salomon Brothers Inflation Management Fund Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Inflation Management Fund Inc. (“Fund”) at October 31, 2004, the results of its operations, the changes in its net assets, its cash flows, and the financial highlights for the period May 25, 2004 (commencement of operations) through October 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York December 21, 2004

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Additional Information (unaudited)
Information about Directors and Officers

The business and affairs of Salomon Brothers Inflation Management Fund Inc. (“Fund”) are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

Number of
Portfolios
Advised by
SBAM(2), and
		Term of	Principal	Overseen by
	Position(s)	Office(1) and	Occupation(s)	Director	Other
	Held with	Length of	During Past	(including	Board Memberships
Name, Address and Age	Fund(1)	Time Served	5 Years	the Fund)	Held by Director

Non-Interested Directors:
Carol L. Colman	Director and	Since	President,	37	None
Colman Consulting Co.	Member of	2004	Colman Consulting Co.
278 Hawley Road	the Nominating
North Salem,	and Audit
NY 10560	Committees
DOB: 1/23/46

Daniel P. Cronin	Director and	Since	Formerly, Associate	34	None
24 Woodlawn Avenue	Member of the	2004	General Counsel,
New Rochelle, NY 10804	Nominating		Pfizer Inc.
DOB: 2/13/46	and Audit
Committees

Leslie H. Gelb	Director and	Since	President, Emeritus and 34		Director of two
150 East 69th Street	Member of the	2004	Senior Board Fellow,		registered
New York, NY 10021	Nominating		The Council on Foreign		investment
DOB: 3/4/37	and Audit		Relations; formerly,		companies
	Committees		Columnist, Deputy		advised by
			Editorial Page Editor		Advantage
			and Editor, Op-Ed Page,		Advisers, Inc.
			The New York Times		(“Advantage”)

William R. Hutchinson	Director and	Since	President, W.R.	44	Associated
535 N. Michigan Avenue	Member of	2004	Hutchinson & Associates		Banc-Corp.
Suite 1012	Nominating		Inc.; Formerly Group
Chicago, IL 60611	and Audit		Vice President, Mergers
DOB: 10/9/42	Committees		and Acquisitions, BP
Amoco p.l.c.

Riordan Roett	Director and	Since	Professor and Director,	34	None
The Johns Hopkins	Member of the	2004	Latin America Studies
University	Nominating		Program, Paul H. Nitze
1740 Massachusetts Avenue	and Audit		School of Advanced
NW Washington, DC 20036	Committees		International Studies,
DOB: 9/10/38			The Johns Hopkins
University

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Additional Information (unaudited) (continued)

Number of
Portfolios
Advised by
SBAM(2), and
		Term of	Principal	Overseen by
	Position(s)	Office(1) and	Occupation(s)	Director	Other
	Held with	Length of	During Past	(including	Board Memberships
Name, Address and Age	Fund(1)	Time Served	5 Years	the Fund)	Held by Director

Jeswald W. Salacuse	Director and	Since	Henry J. Braker	34	Director of two
Tufts University	Member of the	2004	Professor of Commercial		registered
The Fletcher School of	Nominating		Law and formerly Dean,		investment
Law & Diplomacy	and Audit		The Fletcher School of		companies
160 Packard Avenue	Committees		Law & Diplomacy, Tufts		advised by
Medford, MA 02155			University		Advantage
DOB: 1/28/38

Interested Directors:
R. Jay Gerken, CFA(3)	Director,	Since	Managing Director of	221	None
Citigroup Asset	Chairman and	2004	Citigroup Global Markets
Management (“CAM”)	Chief		Inc. (“CGM”); Chairman,
399 Park Avenue, 4th Floor	Executive		President, Chief
New York, NY 10022	Officer		Executive Officer and
DOB: 4/5/51			Director of Smith Barney
Fund Management LLC
(“SBFM”), Travelers
Investment Adviser, Inc.
(“TIA”) and Citi Fund
Management Inc.
(“CFM”); President and
Chief Executive Officer
of certain mutual funds
associated with Citigroup
Inc. (“Citigroup”):
Formerly Portfolio
Manager of Smith Barney
Allocation Series Inc.
(from 1996 to 2001) and
Smith Barney Growth
and Income Fund (from
1996 to 2000)

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Additional Information (unaudited) (continued)

Number of
Portfolios
Advised by
SBAM(2), and
		Term of	Principal	Overseen by
	Position(s)	Office(1) and	Occupation(s)	Director	Other
	Held with	Length of	During Past	(including	Board Memberships
Name, Address and Age	Fund(1)	Time Served	5 Years	the Fund)	Held by Director

Officers:
Peter J. Wilby, CFA	President	Since	Managing Director of	N/A	N/A
CAM		2004	CGM and Salomon
399 Park Avenue, 4th Floor			Brothers Asset
New York, NY 10022			Management Inc
DOB: 11/30/58			(“SBAM”)

Andrew B. Shoup	Senior Vice	Since	Director of CAM; Senior N/A		N/A
CAM	President and	2004	Vice President and Chief
125 Broad Street, 11th Floor	Chief		Administrative Officer of
New York, NY 10004	Administrative		mutual funds associated
DOB: 8/1/56	Officer		with Citigroup;
Treasurer of certain
mutual funds associated
with Citigroup; Head of
International Funds
Administration of CAM
(from 2001 to 2003);
Director of Global
Funds Administration of CAM
(from 2000 to
2001); Head of U.S.
Citibank Funds
Administration of CAM
(from 1998 to 2000)

Frances M. Guggino	Chief	Since	Vice President of CGM;	N/A	N/A
CAM	Financial	2004	Chief Financial Officer
125 Broad Street, 10th Floor	Officer and		and Treasurer of certain
New York, NY 10004	Treasurer		mutual funds associated
DOB: 9/8/57			with Citigroup;
	Controller	2003	Controller of certain
mutual funds associated
with Citigroup (from
2002 to 2004)

James E. Craige, CFA	Executive Vice	Since	Managing Director of	N/A	N/A
CAM	President	2004	CGM and SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
DOB: 10/1/67

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Additional Information (unaudited) (continued)

Number of
Portfolios
Advised by
SBAM(2), and
		Term of	Principal	Overseen by
	Position(s)	Office(1) and	Occupation(s)	Director	Other
	Held with	Length of	During Past	(including	Board Memberships
Name, Address and Age	Fund(1)	Time Served	5 Years	the Fund)	Held by Director

Roger Lavan	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	2004	of CGM and SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
DOB: 1/26/53

Beth Semmel, CFA	Executive Vice	Since	Managing Director of	N/A	N/A
CAM	President	1996	CGM and SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
DOB: 9/10/60

David Torchia	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	2004	of CGM
399 Park Avenue, 4th Floor
New York, NY 10022
DOB: 12/12/59

Wendy S. Setnicka	Controller	Since	Vice President of CAM;	N/A	N/A
CAM		2004	Controller of certain
125 Broad Street, 10th Floor			mutual funds associated
New York, NY 10004			with Citigroup; Assistant
DOB: 6/30/64			Controller of CAM (from
2002 to 2004)

Robert I. Frenkel	Secretary and	Since	Managing Director and	N/A	N/A
CAM	Chief Legal	2004	General Counsel of Global
300 First Stamford Place	Officer		Mutual Funds for CAM
4th Floor			and its predecessor (since
Stamford, CT 06902			1994); Secretary of CFM
DOB: 12/12/54			(from 2001 to 2004);
Secretary and Chief Legal
Officer of mutual funds
associated with Citigroup

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Additional Information (unaudited) (continued)

Number of
Portfolios
Advised by
SBAM(2), and
		Term of	Principal	Overseen by
	Position(s)	Office(1) and	Occupation(s)	Director	Other
	Held with	Length of	During Past	(including	Board Memberships
Name, Address and Age	Fund(1)	Time Served	5 Years	the Fund)	Held by Director

Officers:
Andrew Beagley	Chief	Since	Director of CGM (since N/A		N/A
CAM	Compliance	2004	2000); Director of
399 Park Avenue 4th Floor	Officer		Compliance, North
New York, NY 10022			America, CAM (since
DOB: 10/9/62			2000); Chief Anti-Money
Laundering Compliance
Officer, Chief Compliance
Officer and Vice President
of certain mutual funds
associated with Citigroup;
Director of Compliance,
Europe, the Middle East
and Africa, CAM (from
1999 to 2000); Compliance
Officer, Salomon Brothers
Asset Management
Limited, Smith Barney
Global Capital
Management Inc., Salomon
Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999)

(1)	The Fund’s Board of Directors is divided into three classes: Class I, Class II and Class III. The terms of office of the Class I, II and III Directors expire at the Annual Meetings of Stockholders in the year 2005, year 2006 and year 2007, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund’s executive officers are chosen annually to hold office until their successors are duly elected and qualified.

(2)	Number of portfolios advised by SBAM or affiliates of SBAM.

(3)	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Annual Chief Executive Officer and Chief Financial Officer Certification (unaudited)

The Fund’s CEO has submitted to the NYSE the required annual certification and, the Fund also has included the certifications of the Fund’s CEO and CFO required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC, for the period of this report.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Dividend Reinvestment Plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by American Stock Transfer, as agent for the Common Shareholders (the “Plan Agent”), in additional Common Shares under the Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent.

If you do not participate, you will receive all cash distributions paid by check mailed directly to you by American Stock Transfer, as dividend paying agent.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If the market price of the Common Shares on the record date (or, if the record date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the “determination date”) is equal to or exceeds 98% of the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

(2) If 98% of the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

The Plan Agent maintains all participants’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all common Shares you have received under the Plan.

You may withdraw from the Plan by notifying the Plan Agent in writing at 59 Maiden Lane, New York, New York 10038 or by calling the Plan Agent at 1-888-888-0151 or by accessing the Plan Agent’s website at www.amstock.com. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Dividend Reinvestment Plan (unaudited) (continued)

investment of the most recently declared dividend or distribution on the Common Shares. The Plan may be terminated by the Fund upon notice in writing mailed to Common Shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. You will be charged a service charge and the Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets. Investors will be subject to income tax on amounts reinvested under the plan.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 1-888-888-0151.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Additional Shareholder Information (unaudited)

The report is transmitted to the shareholders of the Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

S A L O M O N B R O T H E R S I N F L A T I O N M A N A G E M E N T F U N D I N C .

Directors	Salomon Brothers Inflation
C A R O L L. C O L M A N	Management Fund Inc.
D A N I E L P. C R O N I N
L E S L I E H. G E L B	125 Broad Street
R. J AY G E R K E N , CFA	10th Floor, MF-2
W I L L I A M R. H U T C H I N S O N	New York, New York 10004
R I O R D A N R O E T T	Telephone 1-888-777-0102
J E S WA L D W. S A L A C U S E
I N V E S T M E N T M A N A G E R A N D A D M I N I S T R AT O R
Salomon Brothers Asset Management Inc
399 Park Avenue
New York, New York 10022

Officers	C U S T O D I A N
State Street Bank and Trust Company
R. J AY G E R K E N , CFA	One Heritage Drive
Chairman and Chief Executive Officer	North Quincy, Massachusetts 02171
P E T E R J. W I L B Y, CFA
President
A N D R E W B. S H O U P	T R A N S F E R A G E N T
Senior Vice President and	American Stock Transfer & Trust Company
Chief Administrative Officer	59 Maiden Lane
J A M E S E. C R A I G E , CFA	New York, New York 10038
Executive Vice President
R O G E R L AVA N	I N D E P E N D E N T R E G I S T E R E D P U B L I C
Executive Vice President	A C C O U N T I N G F I R M
B E T H S E M M E L	PricewaterhouseCoopers LLP
Executive Vice President	300 Madison Avenue
D AV I D T O R C H I A	New York, New York 10017
Executive Vice President
F R A N C E S M. G U G G I N O	L E G A L C O U N S E L
Chief Financial Officer	Simpson Thacher & Bartlett LLP
and Treasurer	425 Lexington Avenue
A N D R E W B E A G L E Y	New York, New York 10017
Chief Compliance Officer
W E N D Y S. S E T N I C K A	N E W Y O R K S T O C K E X C H A N G E S Y M B O L
Controller	IMF
R O B E R T I. F R E N K E L
Secretary and Chief Legal Officer

American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

IMF ANN 10/04
04-7613

Salomon Brothers Inflation Management Fund Inc. Annual Report O c t o b e r 3 1 , 2 0 0 4

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that William R. Hutchinson, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Hutchinson as the Audit Committee’s financial expert. Mr. Hutchinson is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees for Salomon Brothers Inflation Management Fund Inc. were $72,000 for the year ended 10/31/04.

(b) Audit-Related Fees for Salomon Brothers Inflation Management Fund Inc. were $0 for the year ended 10/31/04.

In addition, there were no Audit-Related Fees billed in the year ended 10/31/04 for assurance and related services by the Accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Inflation Management Fund Inc. (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the period May 6, 2003 to October 31, 2004 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

(c) Tax Fees for Salomon Brothers Inflation Management Fund Inc. were $6,400 for the year ended 10/31/04. These amounts represent aggregate fees paid for tax compliance and tax advice, which includes (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Inflation Management Fund Inc.

There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through October 31, 2004 that required pre-approval by the Audit Committee.

(d) There were no All Other Fees for Salomon Brothers Inflation Management Fund Inc. for the year ended 10/31/04.

All Other Fees. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management (“SBAM”), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Inflation Management Fund Inc., requiring pre-approval by the Audit Committee for the period May 6, 2003 through October 31, 2004, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management (“CAM”) entities, were $790,000; all of which were pre-approved by the Audit Committee.

(e)	(1) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent registered public accounting firm to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the independent registered public accounting firm. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent registered public accounting firm, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) Tax Fees were 100% for the year ended 10/31/04. There were no Other Fees paid by the Salomon Brothers Inflation Management Fund Inc.

(f) N/A

(g) Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Inflation Management Fund Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Inflation Management Fund Inc. were $2.2 million for the year ended 10/31/04.

(h) Yes. The Salomon Brothers Inflation Management Fund Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent registered public accounting firm's independence. All services provided by the Accountant to the Salomon Brothers Inflation Management Fund Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the

Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a predetermined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-ma king in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

	(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Inflation Management Fund Inc.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Inflation Management Fund Inc.

Date: January 6, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Inflation Management Fund Inc.

Date:	January 6, 2005

By:	/s/ Frances M Guggino

(Frances M Guggino)
Chief Financial Officer of
Salomon Brothers Inflation Management Fund Inc.

Date:	January 6, 2005